SCHEDULE OF DEFERRED REVENUE (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Deferred revenue, beginning	$ 219,068	$ 30,046
Customer payments received attributable to contract liabilities for unearned revenue	10,460	263,404
Revenue recognized from fulfilling contract liabilities	211,367	74,381
Deferred revenue, ending	$ 18,161	$ 219,068